RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS - Total Impact on the Company's Financial Instruments (Details) - USD ($) $ in Thousands	Jan. 01, 2018	Dec. 31, 2017
Fair value through profit or loss
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Closing balance as of December 31, 2017 - IAS 39		$ 332,143
Reclassification of Investments in bonds from Fair value through profit or loss to Fair value through other comprehensive income	$ (78,258)
Reclassification of Other financial Instruments from Fair value through profit or loss to Amortized cost	(28,343)
Opening balance as of January 1, 2018 - IFRS 9	225,542
Fair value through other comprehensive income
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Closing balance as of December 31, 2017 - IAS 39		0
Reclassification of Investments in bonds from Held to maturity to Fair value through other comprehensive income	6,129
Reclassification of Investments in bonds from Fair value through profit or loss to Fair value through other comprehensive income	78,258
Adjustment of Other comprehensive income from adoption of IFRS 9	75
Opening balance as of January 1, 2018 - IFRS 9	84,462
Held to maturity
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Closing balance as of December 31, 2017 - IAS 39		6,129
Reclassification of Investments in bonds from Held to maturity to Fair value through other comprehensive income	(6,129)
Opening balance as of January 1, 2018 - IFRS 9	0
Amortized cost (Loans and receivables 2017)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Closing balance as of December 31, 2017 - IAS 39		$ 131,675
Reclassification of Other financial Instruments from Fair value through profit or loss to Amortized cost	28,343
Opening balance as of January 1, 2018 - IFRS 9	$ 160,018